Income Tax Benefits / (Expenses)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income Tax Benefits / (Expenses)

10.	Income tax expenses

	For the six months ended June 30,
(Euro thousands)	2023	2022

Current taxes	(497)	(208)
Deferred taxes	226	464

Income taxes	(271)	256

Breakdown of difference between statutory and effective tax rates:
The effective tax rate is as follows:

	For the six months ended June 30,
(Euro thousands)	2023	2022

Loss before tax	(71,954)	(68,970)
Total income tax (expenses) / benefits	(271)	256

Effective tax rate	(0.38%)	0.37%

13. Income tax benefits / (expenses)
Income tax benefits / (expenses)

	For the years ended December 31,
(Euro thousands)	2022	2021	2020
Current taxes	(189)	(856)	(1,602)
Deferred taxes	318	(3,475)	3,205

Income tax benefits / (expenses)	129	(4,331)	1,603

Breakdown of difference
between
statutory and effective
tax
rates:
The effective tax rate is as follows:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Loss before tax	(239,880)	(72,121)	(137,260)
Total income tax benefits / (expenses)	129	(4,331)	1,603

Effective tax rate	0.05%	(6.01%)	1.17%

The reconciliation between the Group’s theoretical tax and its income taxes is presented in the table below:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Loss before tax	(239,880)	(72,121)	(137,260)
Group’s weighted theoretical tax (calculated in absolute values on the basis of subsidiaries’ pre-taxable income/loss)	57,651	18,420	37,964
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(2,458)	832	5,921
Taxes relating to prior years	111	1,629	5,117
Deferred tax assets not recognized	(55,686)	(25,462)	(48,189)
Other tax items	511	250	790

Total income tax benefits / (expenses)	129	(4,331)	1,603

Deferred tax assets and deferred tax liabilities
Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities.

Breakdown for deferred tax assets and deferred tax liabilities:

(Euro thousands)	At December 31, 2021	Increase from business combination	Recognized in profit or loss	Recognized in other comprehensive loss	Exchange difference and other	At December 31, 2022

Deferred tax assets arising on :
Employee benefits	2,266	—	(295)	(371)	—	1,600
Property plant and equipment	692	—	193	—	—	885
Deferred tax assets on rental contracts; if any	2,529	—	1,349	—	130	4,008
Intangible assets	3,262	—	(815)	—	—	2,447
Inventories	3,945	—	1,250	—	—	5,195
Provisions and accrued expenses	1,803	—	810	—	—	2,613
Receivables and other assets	402	—	(243)	—	—	159
Tax losses	1,940	—	(1,473)	—	(276)	191
Other	231	—	21	—	(53)	199

Total deferred tax assets	17,070	—	797	(371)	(199)	17,297

Deferred tax liabilities arising on:
Intangible assets	51,994	—	1,213	—	—	53,207
Receivables and other assets	945	—	(806)	—	—	139
Other	1,240	—	72	—	2	1,314

Total deferred tax liabilities	54,179	—	479	—	2	54,660

(Euro thousands)	At December 31, 2020	Increase from business combination	Recognized in profit or loss	Recognized in other comprehensive loss	Exchange difference and other	At December 31, 2021
Deferred tax assets arising on:
Employee benefits	2,028	—	196	42	—	2,266
Property plant and equipment	117	—	583	—	(8)	692
Deferred tax assets on rental contracts; if any	4,711	570	(3,060)	—	308	2,529
Intangible assets	1,213	2,049	—	—	—	3,262
Inventories	1,143	3,078	(276)	—	—	3,945
Provisions and accrued expenses	1,673	103	27	—	—	1,803
Receivables and other assets	395	521	(514)	—	—	402
Tax losses	2,156	—	(308)	—	92	1,940
Other	172	153	(94)	—	—	231

Total deferred tax assets	13,608	6,474	(3,446)	42	392	17,070

Deferred tax liabilities arising on:
Intangible assets	51,131	863	—	—	—	51,994
Receivables and other assets	1,436	—	(491)	—	—	945
Other	717	3	520	—	—	1,240

Total deferred tax liabilities	53,284	866	29	—	—	54,179

Each company in the Group decides to recognize deferred tax assets by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts. Deferred tax assets and deferred tax liabilities of individual companies are offset where they may be legally offset and management has the intention to settle them through netting.
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(Euro thousands)	2022	2021
Expiry within 5 years	57,616	76,457
Expiry over 5 years	154,293	141,342
No expiration	712,965	569,948

Total tax losses carried forward	924,874	787,747

The Group’s management updated the deferred tax assets recognized on tax loss carry forward taking into consideration, for their recoverability, the macroeconomic scenario and the business developments of each of the Group’s companies.